Document and Entity Information	Oct. 26, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	LENNAR CORP /NEW/
Amendment Flag	false
Entity Central Index Key	0000920760
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-11749
Entity Tax Identification Number	95-4337490
Entity Address, Address Line One	5505 Waterford District Drive
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	(305)
Local Phone Number	559-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $.10
Trading Symbol	LEN
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, par value $.10
Trading Symbol	LEN.B
Security Exchange Name	NYSE